GCAT Depositor IiI, llc abs-15g

Exhibit 99.8

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	573	98.12%
Delinquency, No Missing Data	11	1.88%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	584	100.00%